INVESTMENT IN AN AFFILIATED COMPANY (Details Textual)	Dec. 31, 2015	Dec. 31, 2014	May. 31, 2013
Mail Vision Affiliated Company [Member]
Equity Method Investment, Ownership Percentage	29.60%	29.60%	29.20%